Note 15 - Total Future Capital Lease Obligations (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Remainder of 2016	$ 550,567
2017	837,811	$ 1,110,428
2018	143,796	837,811
	1,532,174	2,092,035
Less: interest expense	98,591	166,519
Total capital lease obligations	1,433,583	1,925,516
Current	980,389	992,690	$ 845,668
Long-term	$ 453,194	$ 932,826	$ 1,285,858